Notes Payable	3 Months Ended
Mar. 31, 2025
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

During the three months ended March 31, 2025, the Company received $300,000 in the form of bridge loans from existing investors. Interest and repayment terms have not been finalized. The Company is currently in discussions with the lenders to determine the terms of the loan agreements.